                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

1.       NAME AND ADDRESS OF ISSUER:

                  Schwab Annuity Portfolios
                  101 Montgomery Street
                  San Francisco, CA  94104

2.       NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

                  Schwab Money Market Portfolio

3.       INVESTMENT COMPANY ACT FILE NUMBER:                           811-8314
         SECURITIES ACT FILE NUMBER:                                   33-74534

4.       LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:       12/31/95

5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24f-2 DECLARATION:
                                                                       N/A

6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24f-2(a)(1), IF APPLICABLE (SEE INSTRUCTION A.6):

                                                                       N/A

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE
         BEGINNING OF THE FISCAL YEAR:                                 None

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:
                                                                       N/A

9.       NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
         YEAR:

               Number of securities sold = 0
               Aggregate sales price = 0

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2:

               Number of securities sold = 0
               Aggregate sales price = 0

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

               Number of securities reinvested = 0
               Aggregate sales price of reinvestment = 0

12.      CALCULATION OF REGISTRATION FEE:

  (i)    Aggregate sale price of securities sold during the fiscal year
         in reliance on rule 24f-2 (from Item 10):                                         0

  (ii)   Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):                                 0

  (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
         year (if applicable):                                                             0

  (iv)   Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
         applicable):                                                                      0

  (v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
         (iii) plus line (iv)] (if applicable):                                            0

  (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
         other applicable law or regulation (see Instruction C.6):                  x 1/2900
                                                                                    --------

  (vii)  Fees due [line (i) or line (v) multiplied by line (vi)]:                          0


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 202.3a).

                                                                             N/A

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                                             N/A

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)* /s/ Frances Cole
                           --------------------
                           Frances Cole
                           Secretary

Date     February 20, 1996

        * Print name and title of the signing officer below the signature